PENSIONS - Reconciliation of Funded Status (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pensions
Reconciliation of funded status:
Projected benefit obligation	$ (54,291,000)		$ (52,430,000)		$ (51,056,000)
Fair value of plan assets	14,194,000		14,846,000		17,605,000
Funded status	(40,097,000)	[1]	(37,584,000)	[1]
Employer contributions and benefit payment amounts paid from employer assets	2,400,000		2,400,000
UK Scheme
Reconciliation of funded status:
Projected benefit obligation	(9,718,000)		(9,839,000)
Fair value of plan assets	8,486,000		8,251,000
Funded status	(1,232,000)		(1,588,000)
Marine Scheme
Reconciliation of funded status:
Projected benefit obligation	(44,573,000)		(42,591,000)
Fair value of plan assets	5,708,000		6,595,000
Funded status	$ (38,865,000)		$ (35,996,000)

[1]	The Company's plans are composed of two plans that are both underfunded as at December 31, 2012 and 2011.